UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	190,000	$23,843,100
United Technologies Corp.(1)	118,500	13,845,540

		$37,688,640

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	104,000	$5,448,560

		$5,448,560

Auto Components — 0.6%
Dana Holding Corp.	270,000	$6,282,900

		$6,282,900

Banks — 6.3%
Citigroup, Inc.	385,000	$18,326,000
JPMorgan Chase & Co.	404,900	24,581,479
PNC Financial Services Group, Inc.	141,700	12,327,900
Regions Financial Corp.	1,100,000	12,221,000

		$67,456,379

Beverages — 1.2%
PepsiCo, Inc.	158,000	$13,193,000

		$13,193,000

Biotechnology — 2.0%
Amgen, Inc.(1)	93,500	$11,532,290
Gilead Sciences, Inc.(2)	133,000	9,424,380

		$20,956,670

Capital Markets — 1.5%
Blackstone Group LP (The)	313,000	$10,407,250
Lazard, Ltd., Class A	122,000	5,744,980

		$16,152,230

Chemicals — 4.6%
Cytec Industries, Inc.	55,000	$5,368,550
E.I. du Pont de Nemours & Co.	300,000	20,130,000
LyondellBasell Industries NV, Class A	147,000	13,074,180
Monsanto Co.	96,000	10,921,920

		$49,494,650

Communications Equipment — 2.8%
Cisco Systems, Inc.	357,000	$8,000,370
Telefonaktiebolaget LM Ericsson ADR(3)	1,654,704	22,057,204

		$30,057,574

Consumer Finance — 1.4%
Discover Financial Services	250,000	$14,547,500

		$14,547,500

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	330,000	$11,573,100
Verizon Communications, Inc.	712,080	33,873,645

		$45,446,745

Security	Shares	Value
Electric Utilities — 2.1%
Edison International	120,000	$6,793,200
NextEra Energy, Inc.	160,000	15,299,200

		$22,092,400

Electrical Equipment — 2.8%
Eaton Corp. PLC	73,000	$5,483,760
Emerson Electric Co.	362,000	24,181,600

		$29,665,360

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	1,080,000	$22,485,600

		$22,485,600

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	90,000	$10,051,200
Wal-Mart Stores, Inc.	108,000	8,254,440

		$18,305,640

Food Products — 2.2%
Hershey Co. (The)	90,000	$9,396,000
Kraft Foods Group, Inc.	59,000	3,309,900
Mondelez International, Inc., Class A	308,000	10,641,400

		$23,347,300

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	280,000	$10,782,800

		$10,782,800

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	67,000	$6,568,010

		$6,568,010

Household Durables — 0.5%
Mohawk Industries, Inc.(2)	40,000	$5,439,200

		$5,439,200

Insurance — 4.8%
ACE, Ltd.	237,000	$23,477,220
Allstate Corp. (The)	202,000	11,429,160
AmTrust Financial Services, Inc.(3)	155,000	5,829,550
MetLife, Inc.	200,000	10,560,000

		$51,295,930

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	25,000	$8,413,000

		$8,413,000

Internet Software & Services — 1.1%
Facebook, Inc., Class A(1)(2)	103,000	$6,204,720
Google, Inc., Class A(2)	4,500	5,015,295

		$11,220,015

IT Services — 3.0%
Accenture PLC, Class A	140,000	$11,160,800
Visa, Inc., Class A(1)	98,000	21,154,280

		$32,315,080

Media — 3.4%
Cinemark Holdings, Inc.	190,000	$5,511,900
Comcast Corp., Class A	425,000	21,258,500
Lions Gate Entertainment Corp.(3)	360,000	9,622,800

		$36,393,200

Security	Shares	Value
Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	104,000	$3,439,280

		$3,439,280

Multi-Utilities — 1.6%
PG&E Corp.	119,000	$5,140,800
Sempra Energy	125,000	12,095,000

		$17,235,800

Multiline Retail — 0.6%
Macy’s, Inc.	105,000	$6,225,450

		$6,225,450

Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp.	302,000	$35,910,820
ConocoPhillips	265,000	18,642,750
Exxon Mobil Corp.	114,000	11,135,520
Kinder Morgan, Inc.	530,000	17,219,700
Occidental Petroleum Corp.	272,000	25,918,880
Phillips 66	144,000	11,096,640

		$119,924,310

Paper & Forest Products — 1.2%
International Paper Co.	277,000	$12,708,760

		$12,708,760

Pharmaceuticals — 9.5%
AbbVie, Inc.	205,000	$10,537,000
Merck & Co., Inc.	471,000	26,738,670
Pfizer, Inc.(1)	751,000	24,122,120
Roche Holding AG PC	65,000	19,549,640
Sanofi	201,000	21,004,312

		$101,951,742

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	82,072	$10,777,695
Simon Property Group, Inc.	66,000	10,824,000

		$21,601,695

Road & Rail — 1.1%
CSX Corp.	397,000	$11,501,090

		$11,501,090

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	310,000	$8,001,100
NXP Semiconductors NV(2)	92,000	5,410,520

		$13,411,620

Software — 1.8%
Microsoft Corp.	474,000	$19,429,260

		$19,429,260

Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A	110,000	$4,235,000
Home Depot, Inc. (The)	352,000	27,853,760
Restoration Hardware Holding, Inc.(2)	124,000	9,125,160
Ross Stores, Inc.(1)	153,000	10,947,150

		$52,161,070

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	61,000	$32,741,140
Hewlett-Packard Co.	391,000	12,652,760

		$45,393,900

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	96,000	$4,767,360

		$4,767,360

Tobacco — 4.6%
Altria Group, Inc.	708,000	$26,500,440
Reynolds American, Inc.(1)	417,000	22,276,167

		$48,776,607

Total Common Stocks (identified cost $904,352,905)		$1,063,576,327

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(5)(6)	$32,308	$32,307,867
Eaton Vance Cash Reserves Fund, LLC, 0.14%(6)	1,598	1,598,325

Total Short-Term Investments (identified cost $33,906,192)		$33,906,192

Total Investments (identified cost $938,259,097)		$1,097,482,519

Covered Call Options Written — (0.0)%(4)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amgen, Inc.	935	$130.00	4/19/14	$(41,608)
Facebook, Inc., Class A	1,030	70.00	4/19/14	(14,420)
Pfizer, Inc.	3,340	33.50	4/11/14	(50,100)
Reynolds American, Inc.	2,180	57.50	4/19/14	(92,650)
Ross Stores, Inc.	1,530	75.00	4/19/14	(22,950)
United Technologies Corp.	275	118.00	4/11/14	(18,700)
Visa, Inc., Class A	322	230.00	4/19/14	(8,855)

Total Covered Call Options Written (premiums received $397,181)				$(249,283)

Other Assets, Less Liabilities — (2.7)%				$(28,521,151)

Net Assets — 100.0%				$1,068,712,085

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2014 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at March 31, 2014.

(4)	Amount is less than (0.05)%.

(5)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2014, the Portfolio loaned securities having a market value of $32,379,448 and received $32,307,867 of cash collateral for the loans.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 were $2,054 and $983, respectively.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	90.4%	$966,332,451
Switzerland	4.0	43,026,860
Sweden	2.1	22,057,204
France	2.0	21,004,312
Bermuda	0.5	5,744,980
Netherlands	0.5	5,410,520

Common Stocks	99.5%	$1,063,576,327
Short-Term Investments	3.2	33,906,192

Total Investments	102.7%	$1,097,482,519

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$938,349,928

Gross unrealized appreciation	$169,613,769
Gross unrealized depreciation	(10,481,178)

Net unrealized appreciation	$159,132,591

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	30,897	1,425,841
Options terminated in closing purchase transactions	(1,524)	(56,414)
Options exercised	(2,141)	(104,097)
Options expired	(17,620)	(868,149)

Outstanding, end of period	9,612	$397,181

At March 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio entered into written option transactions on individual securities to seek return and to seek to hedge against fluctation in securities prices.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $249,283.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$126,250,190	$—		$—	$126,250,190
Consumer Staples	103,622,547	—		—	103,622,547
Energy	119,924,310	—		—	119,924,310
Financials	171,053,734	—		—	171,053,734
Health Care	93,137,260	40,553,952		—	133,691,212
Industrials	84,303,650	—		—	84,303,650
Information Technology	174,313,049	—		—	174,313,049
Materials	65,642,690	—		—	65,642,690
Telecommunication Services	45,446,745	—		—	45,446,745
Utilities	39,328,200	—		—	39,328,200
Total Common Stocks	$1,023,022,375	$40,553,952	*	$—	$1,063,576,327
Short-Term Investments	$—	$33,906,192		$—	$33,906,192
Total Investments	$1,023,022,375	$74,460,144		$—	$1,097,482,519

Liability Description
Covered Call Options Written	$(249,283)	$—		$—	$(249,283)
Total	$(249,283)	$—		$—	$(249,283)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014